INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movements in the carrying amounts of intangible assets and goodwill for the periods presented:

	Franchise intangible	Software	Customer relationships	Assets under construction	Total intangibles	Goodwill
	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2018	8,084	300	162	52	8,598	2,518
Additions	1	30	—	64	95	—
Disposals	—	(14)	(1)	—	(15)	—
Transfers and reclassifications	—	12	—	(12)	—	—
Currency translation adjustments	80	5	—	—	85	2
As at 31 December 2019	8,165	333	161	104	8,763	2,520
Additions	—	34	—	26	60	—
Disposals	—	(34)	—	—	(34)	—
Transfers and reclassifications	—	61	—	(61)	—	—
Currency translation adjustments	(87)	(12)	—	—	(99)	(3)
As at 31 December 2020	8,078	382	161	69	8,690	2,517
Accumulated amortisation:
As at 31 December 2018	—	(187)	(27)	—	(214)	—
Amortisation expense	—	(44)	(8)	—	(52)	—
Disposals	—	13	1	—	14	—
Currency translation adjustments	—	(4)	(1)	—	(5)	—
As at 31 December 2019	—	(222)	(35)	—	(257)	—
Amortisation expense	—	(54)	(8)	—	(62)	—
Disposals	—	34	—	—	34	—
Currency translation adjustments	—	9	—	—	9	—
As at 31 December 2020	—	(233)	(43)	—	(276)	—
Net book value:
As at 31 December 2018	8,084	113	135	52	8,384	2,518
As at 31 December 2019	8,165	111	126	104	8,506	2,520
As at 31 December 2020	8,078	149	118	69	8,414	2,517

Disclosure of information for cash-generating units

	31 December 2020		31 December 2019
	Franchise intangible	Goodwill	Franchise intangible	Goodwill
Cash generating unit	€ million	€ million	€ million	€ million
Iberia	4,289	1,275	4,289	1,275
Great Britain	1,624	200	1,716	200
Germany	1,060	748	1,060	748

	31 December 2020	31 December 2019
	Pre-tax discount rate	Pre-tax discount rate
Cash generating unit	%	%
Iberia	9	9
Great Britain	9	10
Germany	9	9